NOTE 23: RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel
	Years ended December 31,
	2019	2018	2017
Salaries and benefits	$734,655	$1,063,748	$221,700
Share-based payments	556,040	892,417	—
Directors fees	11,250	—	—
	$1,301,945	$1,956,165	$221,700